Consolidated Balance Sheets		Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Current assets
Cash and cash equivalents		$ 594,240	$ 4,635,069	$ 10,550,555
Accounts receivable, net		3,376,856	26,339,475	18,247,872
Prepaid expenses and other current assets		496,816	3,875,161	3,245,314
Financial asset – contingent consideration asset		1,970,513	15,370,000
Income tax receivable		30,215	235,678	326,500
Total current assets		6,468,640	50,455,383	32,370,241
Property and equipment, net		449,166	3,503,498	917,802
Right-of-use assets, net		564,830	4,405,675	5,861,057
Goodwill		16,856,871	131,483,596	69,517,007
Intangible assets, net		8,202,069	63,976,138	31,081,283
Financial asset - contingent consideration asset		421,795	3,290,000	1,680,000
Total non-current assets		26,494,731	206,658,907	109,057,149
Total assets		32,963,371	257,114,290	141,427,390
Current liabilities
Accounts payable		694,725	5,418,855	3,854,800
Accrued expenses and other current liabilities		259,982	2,027,846	5,196,071
Short-term lease liabilities		282,934	2,206,885	1,882,220
Income tax payable		43,269	337,496
Total current liabilities		1,280,910	9,991,082	10,933,091
Long-term lease liabilities		281,896	2,198,791	3,978,837
Deferred tax liabilities		1,340,649	10,457,063	5,128,412
Total non-current liabilities		1,622,545	12,655,854	9,107,249
Total liabilities		2,903,455	22,646,936	20,040,340
Commitment and contingencies
Shareholders’ Equity:
Ordinary shares, US$0.0001 par value, 500,000,000 shares authorized, 13,500,000 shares and 34,362,000 shares issued and outstanding as of June 30, 2024 and 2025, respectively*	[1]	36,398,819	283,910,787	26,802
Additional paid-in capital	[1]			105,796,873
Other reserve	[1]	(10,208,545)	(79,626,654)
(Accumulated deficit) retained earnings		1,336,802	10,427,067	(4,164,717)
Total equity attributable to equity holders of the Company		27,527,076	214,711,200	101,658,958
Non-controlling interests		2,532,840	19,756,154	19,728,092
Total shareholders' equity		30,059,916	234,467,354	121,387,050
Total liabilities and shareholders' equity		$ 32,963,371	$ 257,114,290	$ 141,427,390

[1]	Gives retroactive effect to reflect (i) the 1-for-30 share consolidation and the change in par value of the ordinary shares on October 7, 2025, and (ii) the issuance of 5,300,000 ordinary shares for the common control combination of Axiom, presented as if the combination had occurred from the date common control commenced on July 1, 2025. The actual share issuance for the Axiom combination took place on May 29, 2026.